NET TRADING INCOME - Schedule of Net Trading Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trading income (expense) [Abstract]
Foreign exchange translation gains	£ 6	£ 10	£ 74
Gains on foreign exchange trading transactions	341	329	326
Total foreign exchange	347	339	400
Investment property losses	0	0	(20)
Securities and other (losses) gains (see below)	(167)	46	370
Net trading income	£ 180	£ 385	£ 750